Nuveen Growth Fund
Nuveen Growth Fund
Investment Objective
The investment objective of the Fund is to seek long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “What Share Classes We Offer” on page 45 of the Fund’s prospectus, “How to Reduce Your Sales Charge” on page 47 of the prospectus and “Purchase and Redemption of Fund Shares” on page S-62 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Nuveen Growth Fund (USD $)		Class A	Class C	Class R3	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	[1]	none	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none
Exchange Fee		none	none	none	none
Annual Low Balance Account Fee (for accounts under $1,000)	[2]	15	15	none	15
[1]	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Nuveen Growth Fund		Class A	Class C	Class R3	Class I
Management Fees		0.67%	0.67%	0.67%	0.67%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none
Other Expenses		0.48%	0.51%	0.46%	0.49%
Total Annual Fund Operating Expenses		1.40%	2.18%	1.63%	1.16%
Fee Waivers and/or Expense Reimbursements	[1]	(0.18%)	(0.21%)	(0.16%)	(0.19%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements		1.22%	1.97%	1.47%	0.97%
[1]	The Fund's investment adviser has agreed to waive fees and/or reimburse expenses through December 31, 2014 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 1.00% (1.40% after December 31, 2014) of the average daily net assets of any class of Fund shares. The expense limitation expiring December 31, 2014 may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the Fund.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are at the lesser of total annual fund operating expenses or the applicable expense limitation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Redemption
Expense Example Nuveen Growth Fund (USD $)	A	C	R3	I
1 Year	692	200	150	99
3 Years	976	662	499	350
5 Years	1,281	1,150	871	620
10 Years	2,143	2,497	1,919	1,392

No Redemption
Expense Example, No Redemption Nuveen Growth Fund (USD $)	A	C	R3	I
1 Year	692	200	150	99
3 Years	976	662	499	350
5 Years	1,281	1,150	871	620
10 Years	2,143	2,497	1,919	1,392

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended July 31, 2013, the Fund’s portfolio turnover rate was 67% of the average value of its portfolio. During the fiscal period August 1, 2013 through August 31, 2013, the Fund’s portfolio turnover rate was 2% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies with market capitalizations at the time of investment comparable to companies in the Russell 1000 Index. The Fund will not be forced to sell a stock because it has exceeded or fallen below the current market capitalization range.

The Fund may invest up to 25% of its net assets in non-U.S. equity securities that are U.S. dollar-denominated.
Principal Risks
The value of your investment in this Fund will change daily. You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, listed alphabetically, include:

Currency Risk—Even though the non-U.S. securities held by the Fund are traded in U.S. dollars, their prices are typically indirectly influenced by currency fluctuations. Changes in currency exchange rates may affect the Fund’s net asset value, the value of dividends and interest earned, and gains or losses realized on the sale of securities.

Equity Security Risk—Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular company, industry, or sector of the market.

Growth Stock Risk—Growth stocks tend to be more volatile than certain other types of stocks and their prices usually fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market.

Large Cap Stock Risk—Because it invests primarily in large capitalization stocks, the Fund may underperform funds that invest primarily in stocks of smaller capitalization companies during periods when the stocks of such companies are in favor.

Non-U.S. Investment Risk—Non-U.S. issuers or U.S. issuers with significant non-U.S. operations may be subject to risks in addition to those of issuers located in or that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments.
Fund Performance
The following bar chart and table provide some indication of the potential risks of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.nuveen.com/performance or by calling (800) 257-8787.
The bar chart below shows the variability of the Fund’s performance from year to year for Class A shares. The performance of the other share classes will differ due to their different expense structures. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.
Class A Annual Total Return
[1]	Class A year-to-date total return as of September 30, 2013 was 20.67%.

During the six-year period ended December 31, 2012, the Fund’s highest and lowest quarterly returns were 13.46% and -21.00%, respectively, for the quarters ended June 30, 2009 and December 31, 2008.
The table below shows the variability of the Fund’s average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance and an index of funds with similar investment objectives. Class R3 shares commenced operations on March 3, 2009. The 5 years and since inception returns for Class R3 shares shown below reflect Class I performance prior to March 3, 2009 adjusted for the difference in fees between the classes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers were not in place, returns would be reduced.
Average Annual Total Returns for the Periods Ended December 31, 2012
Average Annual Total Returns Nuveen Growth Fund	Inception Date	1 Year	5 Years	Since Inception
Class A	Mar. 28, 2006	4.68%	(0.35%)	0.50%
Class A (return after taxes on distributions)	Mar. 28, 2006	4.65%	(0.36%)	0.48%
Class A (return after taxes on distributions and sale of Fund shares)	Mar. 28, 2006	3.08%	(0.29%)	0.42%
Class C	Mar. 28, 2006	10.28%	0.08%	0.63%
Class R3	Mar. 03, 2009	10.77%	0.56%	1.11%
Class I	Mar. 28, 2006	11.36%	1.09%	1.64%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)		15.26%	3.12%	4.96%
Lipper Multi-Cap Growth Classification Average (reflects no deduction for taxes or sales loads)		15.25%	0.94%	3.48%